REVENUES BY PRODUCT (Details - Revenue by product) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 132,369	$ 190,724	$ 206,717
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	86,599	116,443	154,757
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,680	26,440	34,200
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,642	47,623	17,568
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 448	$ 218	$ 192